UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SCM Advisors LLC

Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133


Form 13F File Number: 028-06450


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Palmer
Title:  Chief Compliance Officer
Phone:  (415) 486-6726

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Palmer                    San Francisco, CA                  5/5/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              95

Form 13F Information Table Value Total:  $      531,947
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
ABB Ltd ADR                    COM            000375204     8749   400610 SH       SOLE                   0 400610    0
Abbott Laboratories            COM            002824100     7895   149865 SH       SOLE                   0 149865    0
Adobe Systems Inc              COM            00724F101     8855   250355 SH       SOLE                   0 250355    0
Advanced Energy Industries     COM            007973100      212    12830 SH       SOLE                   0  12830    0
Agrium Inc                     COM            008916108     7133   100990 SH       SOLE                   0 100990    0
Allergan Inc                   COM            018490102     9183   140580 SH       SOLE                   0 140580    0
Amazon com Inc                 COM            023135106     4677    34450 SH       SOLE                   0  34450    0
American Eagle Outfitters      COM            02553E106     5639   304465 SH       SOLE                   0 304465    0
American Tower Corp Cl A       COM            029912201     8210   192670 SH       SOLE                   0 192670    0
Amgen Inc                      COM            031162100     7649   127835 SH       SOLE                   0 127835    0
Apple Inc                      COM            037833100    19822    84350 SH       SOLE                   0  84350    0
Applied Materials Inc          COM            038222105     6334   470285 SH       SOLE                   0 470285    0
Asiainfo Holdings Inc          COM            04518A104      788    29750 SH       SOLE                   0  29750    0
Atlas Air Worldwide Holdings   COM            049164205     5677   107005 SH       SOLE                   0 107005    0
Biomarin Pharmaceutical Inc    COM            09061G101      912    39040 SH       SOLE                   0  39040    0
Blackrock Inc                  COM            09247X101     6108    28048 SH       SOLE                   0  28048    0
Brigham Exploration            COM            109178103      196    12305 SH       SOLE                   0  12305    0
Bristol Myers Squibb Co        COM            110122108     9546   357537 SH       SOLE                   0 357537    0
Broadcom Corp-Cl A             COM            111320107     8750   263550 SH       SOLE                   0 263550    0
CVS Caremark Corp              COM            126650100     9809   268300 SH       SOLE                   0 268300    0
Celgene Corp                   COM            151020104    10148   163785 SH       SOLE                   0 163785    0
Chico's FAS Inc.               COM            168615102     5077   352100 SH       SOLE                   0 352100    0
Chipotle Mexican Grill Inc     COM            169656105      641     5690 SH       SOLE                   0   5690    0
Cisco Systems Inc              COM            17275R102    14321   550180 SH       SOLE                   0 550180    0
Colgate-Palmolive Co           COM            194162103    10719   125725 SH       SOLE                   0 125725    0
Commscope Inc.                 COM            203372107     3715   132575 SH       SOLE                   0 132575    0
Cree Resh Inc                  COM            225447101     3596    51205 SH       SOLE                   0  51205    0
Dolby Labratories              COM            25659T107      959    16350 SH       SOLE                   0  16350    0
Dreamworks Animation SKG-A     COM            26153C103     4978   126345 SH       SOLE                   0 126345    0
E M C Corp Mass                COM            268648102     8784   486940 SH       SOLE                   0 486940    0
Emulex Corp                    COM            292475209     6559   493920 SH       SOLE                   0 493920    0
Express Scripts Inc            COM            302182100      567     5570 SH       SOLE                   0   5570    0
Exxon Mobil Corp               COM            30231G102      402     6000 SH       SOLE                   0   6000    0
FMC Corp                       COM            302491303     4398    72640 SH       SOLE                   0  72640    0
Freeport Mcmoran Copper        COM            35671D857     5941    71115 SH       SOLE                   0  71115    0
GSI Commerce Inc               COM            36238G102      875    31560 SH       SOLE                   0  31560    0
General Mills Inc              COM            370334104     6695    94580 SH       SOLE                   0  94580    0
Genzyme Corp General Division  COM            372917104     4165    80365 SH       SOLE                   0  80365    0
Gilead Sciences Inc            COM            375558103     5611   123390 SH       SOLE                   0 123390    0
Goldman Sachs Group Inc        COM            38141G104     9023    52880 SH       SOLE                   0  52880    0
Google                         COM            38259P508    15480    27295 SH       SOLE                   0  27295    0
Guess? Inc                     COM            401617105     1102    23460 SH       SOLE                   0  23460    0
Halliburton Company            COM            406216101     9128   302965 SH       SOLE                   0 302965    0
Helix Energy Solutions Group   COM            42330P107      163    12500 SH       SOLE                   0  12500    0
Herbalife Ltd                  COM            G4412G101    11371   246555 SH       SOLE                   0 246555    0
Hewlett-Packard Co             COM            428236103    13196   248270 SH       SOLE                   0 248270    0
Illinois Tool Works Inc        COM            452308109     6373   134575 SH       SOLE                   0 134575    0
International Business Machine COM            459200101    10832    84458 SH       SOLE                   0  84458    0
Invesco Ltd                    COM            G491BT108     7140   325860 SH       SOLE                   0 325860    0
Isilon Systems Inc             COM            46432L104      201    23350 SH       SOLE                   0  23350    0
Joy Global Inc.                COM            481165108     6729   118910 SH       SOLE                   0 118910    0
Juniper Networks Inc           COM            48203R104     2656    86580 SH       SOLE                   0  86580    0
Knight Capital Group Inc Cl A  COM            499005106      174    11415 SH       SOLE                   0  11415    0
Lowe's Cos Inc                 COM            548661107     8446   348445 SH       SOLE                   0 348445    0
Luminex Corp                   COM            55027E102      881    52400 SH       SOLE                   0  52400    0
MF Global Holdings Ltd         COM            55277J108      179    22240 SH       SOLE                   0  22240    0
Marvell Technology Group Ltd   COM            G5876H105     8526   417510 SH       SOLE                   0 417510    0
McAfee Inc                     COM            579064106     4436   110540 SH       SOLE                   0 110540    0
McDonalds Corp                 COM            580135101     7928   118830 SH       SOLE                   0 118830    0
Mercadolibre Inc               COM            58733R102      992    20580 SH       SOLE                   0  20580    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Microsoft Corp                 COM            594918104    14940   510121 SH       SOLE                   0 510121    0
Molson Coors Brewing Co - B    COM            60871R209     5370   127670 SH       SOLE                   0 127670    0
Monsanto Corp                  COM            61166w101     5356    75000 SH       SOLE                   0  75000    0
Mylan Labs                     COM            628530107     6303   277560 SH       SOLE                   0 277560    0
Myriad Genetics Inc            COM            62855J104     5256   218560 SH       SOLE                   0 218560    0
Netezza Corp                   COM            64111N101      192    15035 SH       SOLE                   0  15035    0
Noble Corp                     COM            H5833N103     4453   106490 SH       SOLE                   0 106490    0
Norfolk Southern Corp          COM            655844108     8112   145135 SH       SOLE                   0 145135    0
On Semiconductor Corporation   COM            682189105      118    14740 SH       SOLE                   0  14740    0
Onyx Pharmaceuticals Inc       COM            683399109      790    26075 SH       SOLE                   0  26075    0
Oracle Corp                    COM            68389X105    11800   458950 SH       SOLE                   0 458950    0
PMC-Sierra Inc                 COM            69344F106      125    13975 SH       SOLE                   0  13975    0
Panera Bread Company           COM            69840W108     4476    58515 SH       SOLE                   0  58515    0
Parker Hannifin Corp           COM            701094104     6472    99970 SH       SOLE                   0  99970    0
Pep Boys Manny Moe & Jack      COM            713278109     1301   129440 SH       SOLE                   0 129440    0
Pepsico Inc                    COM            713448108     8097   122380 SH       SOLE                   0 122380    0
Philip Morris International    COM            718172109     8240   157985 SH       SOLE                   0 157985    0
Pioneer Natural Res Co         COM            723787107    11119   197420 SH       SOLE                   0 197420    0
Qualcomm Inc                   COM            747525103     8211   195695 SH       SOLE                   0 195695    0
Research In Motion             COM            760975102     6326    85517 SH       SOLE                   0  85517    0
SXC Health Solutions Corp      COM            78505P100      215     3195 SH       SOLE                   0   3195    0
Safeway Inc                    COM            786514208     7904   317925 SH       SOLE                   0 317925    0
Silicon Laboratories Inc       COM            826919102     7253   152145 SH       SOLE                   0 152145    0
Smart Balance Inc              COM            83169Y108      721   111205 SH       SOLE                   0 111205    0
Sonicwall Inc                  COM            835470105      940   108170 SH       SOLE                   0 108170    0
Spdr S&p Homebuilders Etf      COM            78464A888      966    57460 SH       SOLE                   0  57460    0
Sybase Inc                     COM            871130100     5847   125425 SH       SOLE                   0 125425    0
Tbs International Plc          COM            G8657Q104      826   113205 SH       SOLE                   0 113205    0
Timken Co                      COM            887389104      226     7545 SH       SOLE                   0   7545    0
Transocean Ltd                 COM            H8817H100     9764   113036 SH       SOLE                   0 113036    0
United States Steel Corp       COM            912909108     6701   105500 SH       SOLE                   0 105500    0
United Technologies Corp       COM            913017109     7735   105080 SH       SOLE                   0 105080    0
Vivus Inc                      COM            928551100      689    78875 SH       SOLE                   0  78875    0
Yingli Green Energy Holding Co COM            98584B103      156    12265 SH       SOLE                   0  12265    0
Yum! Brands Inc                COM            988498101     5695   148570 SH       SOLE                   0 148570    0


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